Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Expected provision using statutory federal income tax rate	$ 2,750	$ 2,713	$ 2,452
Effect of bond and loan tax-exempt income	(117)	(124)	(128)
Interest expense associated with carrying certain tax exempt bonds and loans	3	5	5
Bank owned life insurance income	(110)	(94)	(71)
Other	2	4	5
Total income tax provision	$ 2,528	$ 2,504	$ 2,263